Cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank	£ 73	£ 177
Short-term deposits	0	75
Cash and cash equivalents	£ 73	£ 252	£ 329	£ 329	£ 1,139